Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000027601
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	$ 9,572		$ 10,473	$ 11,447	$ 11,160	$ 11,977	$ 11,655	$ 13,205	$ 11,379	$ 12,313	$ 14,365	$ 15,563
C000068506
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	10,000		10,969	12,017	11,745	12,636	12,325	14,017	12,096	13,120	15,342	16,662
C000027603
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		10,850	11,758	11,381	12,113	11,694	13,137	11,208	12,044	13,941	14,955
C000068509
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,974	12,028	11,760	12,654	12,338	14,029	12,105	13,124	15,366	16,628
C000135461
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,976	12,032	11,769	12,673	12,362	14,067	12,148	13,182	15,444	16,734
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Accumulated Value	10,000		11,093	12,110	11,995	13,019	13,248	14,450	12,349	13,468	16,029	17,612
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Accumulated Value	10,000		11,093	12,110	11,995	13,019	13,248	14,450	12,349	13,468	16,029	17,612
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Accumulated Value	10,000		11,093	12,110	11,995	13,019	13,248	14,450	12,349	13,468	16,029	17,612
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Accumulated Value	10,000		11,093	12,110	11,995	13,019	13,248	14,450	12,349	13,468	16,029	17,612
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,093	$ 12,110	$ 11,995	$ 13,019	$ 13,248	$ 14,450	$ 12,349	$ 13,468	$ 16,029	$ 17,612